Taxation (Details) - Schedule of Income / (Loss) Before Provision for Income Taxes	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income / (Loss) Before Provision for Income Taxes [Abstract]
PRC	¥ (76,778,965)	$ (10,840,353)	¥ 8,630,868	¥ 12,016,517
Foreign	(6,304,369)	(890,109)	(4,670,754)	(89,670)
Total Income/(loss) before Income Taxes	¥ (83,083,334)	$ (11,730,462)	¥ 3,960,114	¥ 11,926,847